Fair Value Measurements	5 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 8
— Fair Value Measurements
At June 30, 2021, assets held in the Trust Account were comprised of $350,005,400 in money market funds which are invested in U.S. Treasury Securities. Through June 30, 2021, the Company has not withdrawn any interest earned on the Trust Account to pay its franchise and income tax obligations.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$350,005,400	$350,005,400	$—	$—
Liabilities:
Warrant liability – Public Warrants	$29,633,334	$29,633,334	$—	$—
Warrant liability – Private Placement Warrants	$18,533,334	$—	$—	$18,533,334
The Company utilized a Monte Carlo simulation model to value the Public Warrant liabilities at the date of the Initial Public Offering, and then the unadjusted, quoted price listed on the NASDAQ Capital Market for each subsequent reporting period. The Company utilizes a Black-Scholes model to value the Private Warrant liabilities that are categorized within Level 3 at each reporting period, with changes in fair value recognized in the Statement of Operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury
zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The significant unobservable inputs used in the Monte Carlo simulation model to value the Public Warrants at the date of the Initial Public Offering and the Black-Scholes model to measure the Private Warrant liabilities that are categorized within Level 3 of the fair value hierarchy are as follows:

As of June 30, 2021
Stock price	$10.37
Strike price	$11.50
Term (in years)	5.3
Volatility	32.0%
Risk-free rate	0.92%
Dividend yield	0.0%
Fair value of warrants	2.54 - 2.78
The following table provides a summary of the changes in fair value of the Level 3 warrant liabilities:

Level 3 Private Placement
Beginning balance as of January 29, 2021 (inception)	$—
Initial measurement at March 26, 2021	10,200,000
Change in value inputs or other assumptions	8,333,334

Fair value as of June 30, 2021	$18,533,334